PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 49,271	$ 54,314
Accumulated depreciation	(41,597)	(46,946)
Depreciated costs	7,674	7,368
Depreciation expense	1,541	1,781	$ 1,591
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	39,303	43,174
Accumulated depreciation	(32,131)	(36,463)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	9,117	10,144
Accumulated depreciation	(8,806)	(9,701)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	74	84
Accumulated depreciation	(56)	(61)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	777	912
Accumulated depreciation	$ (604)	$ (721)